Segment information (Details) SFr in Millions	12 Months Ended
	Dec. 31, 2022 CHF (SFr) co-founder Reporting_Segment numberOfCo-ceo	Dec. 31, 2021 CHF (SFr)
Disclosure of operating segments [line items]
Number of Co-Founders | co-founder	3
Number of Co-CEOs | numberOfCo-ceo	2
Number of reporting segments | Reporting_Segment	1
Non-current assets	SFr 330.9	SFr 271.9
Europe
Disclosure of operating segments [line items]
Non-current assets	246.8	176.2
thereof Switzerland
Disclosure of operating segments [line items]
Non-current assets	222.0	168.9
North America
Disclosure of operating segments [line items]
Non-current assets	58.7	82.4
Asia-Pacific
Disclosure of operating segments [line items]
Non-current assets	24.1	12.3
Rest of World
Disclosure of operating segments [line items]
Non-current assets	SFr 1.3	SFr 1.0